Long Term Borrowing	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Long -Term Borrowing
8.	LONG-TERM BORROWING

	As at December 31,	As at December 31,
	2017 $	2016 $
Current portion of long-term borrowings
Promissory note	130	125
Obligation under finance leases	48	44
	178	169
Long-term borrowings
Promissory note	703	833
Obligation under finance leases	48	69
	751	902
	929	1,071

Promissory Note

In July 2013, the Company purchased an industrial complex in the City of Fernley, Nevada to be the production site for its organoclay plant.

8.	LONG-TERM BORROWING (continued)

The property was purchased for $1,575, of which $236 was paid at the close of the transaction, and the remaining balance of $1,339 was financed by the seller with a ten-year promissory note payable in monthly instalments.  The promissory note bears 5.25% annual interest for the first five years, and then at a reset interest rate of between 5.5% to 7.5% for the final five years, depending on the prime rate at the time of reset.  Security provided for the promissory note includes a mortgage charge against the purchased property.